KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 509,135	$ 421,143
Share-based incentives	6,193,668	227,351
Total	$ 6,702,803	$ 648,494